UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-6076

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

Name of Fund:	Gadsden Dynamic Growth ETF
Period:	07/01/2019 - 12/27/2019 (Fund Liquidated on December 27, 2019)

The fund held no voting securities during the reporting period and did not vote any securities that were subject to a vote durng the reporting period.

Name of Fund:	Gadsden Dynamic Multi-Asset ETF
Period:	07/01/2019 - 06/30/2020

Company Name	Meeting Date	CUSIP	Ticker
Kroger	6/25/2020	501044101	KR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	Issuer
For		Nora A. Aufreiter
For		Anne Gates
For		Karen M. Hoguet
For		Susan J. Kropf
For		W. Rodney McMullen
For		Clyde R. Moore
For		Ronald L. Sargent
For		Bobby S. Shakouls
For		Mark S. Sutton
For		Ashok Vermuri
For		2. Approval on advisory basis of Kroger’s Compensation	Issuer
For		3. Ratification of PricewaterhouseCoopers LLP	Issuer
Against		4. Issue report assessing environmental impacts of using unrecyclable packing for brands	Security Holder
Against		5. Issue a human rights report for operations/supply chain	Security Holder
Company Name	Meeting Date	CUSIP	Ticker
Teekay	6/24/2020	Y8564W103	TK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	Issuer
For		Kenneth Hvid
For		Richard T. du Moulin
For		Sai Chu
For		David Schellenberg
For

Company Name	Meeting Date	CUSIP	Ticker
ServiceNow	6/17/2020	81762P102	NOW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	Issuer
For		William R. McDermott
For		Arita M. Sands
For		Dennis M. Woodside
For	FOR	1. Approve compensation of named executive officers	Issuer
For	FOR	3. Ratification of PricewaterhouseCoopers as the independent registered accounting firm for 2020	Issuer
For	FOR	4. Approve an amendment to Restated Certificate of Incorporation to declassify Board of Directors	Issuer
1 Year		5. Hold an advisory vote on the frequency of future advisory votes on executive compensation	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
MasterCard	6/16/2020	57636Q104	MA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	Issuer
For		Richard Haythornthwaite
For		Ajay Banga
For		Richard K. Davis
For		Steven J. Freiberg
For		Julius Genachowski
For		Choon Phong Goh
For		Merit E. Janow
For		Oki Matsumoto
For		Youngme Moon
For		Rima Qureshi
For		Jose Ocatavio Reyes Lagunes
For		Gabrielle Sulzberger
For		Jackson Tai
For		Lance Uggla
For	FOR	Advisory approval of Mastercard’s executive compensation	Issuer
For	FOR	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for MC for 2020	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Avalara	6/11/2020	05338G106	AVLR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	FOR	1. DIRECTOR	Issuer
For		William Ingram
For		Brian Sharples
For		Chelsea Stoner
	FOR	2. Approval on an advisory Basis of the compensation of the Company’s named executive officers	Issuer
	FOR	3. Approval on an advisory basis of the frequency of future advisory votes on the compensation of the company’s named executive officers	Issuer
	FOR	4. Ratification of the appointment of Deloitte & Touche LLP as the company’s independent registered accounting firm for the year ending December 31, 2020	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Mercadolibre	6/8/2020	58733R102	MELI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. DIRECTOR	Issuer
For		Susan Segal
For		Mario Eduardo Vazquez
For		Alejandro Nicolas Aguzin
For		2. To approve on an advisory basis, the compensation of our named executive officers	Issuer
For		3. Ratification of the appointment of Deloitte & Co. S.A. as our independent registered public accounting firm for the fiscal year ending in 31 December, 2020	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Amazon	5/27/2020	23135106	AMZN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
		1. Director	Issuer
FOR		Jeffrey P. Bezos
FOR		Rosalind G. Brewer
FOR		Jamie S. Gorelick
FOR		Daniel P. Huttenlocher
FOR		Judith A. McGrath
FOR		Indra K. Nooyl
FOR		Jonathan J. Rubenstein
FOR		Thomas O. Ryder
FOR		Patricia Q. Stonesifer
FOR		Wendell P. Weeks
FOR		2. Ratification of the appointment of Ernst & Young LLP as independent auditors	Issuer
FOR		3. Advisory vote to approve executive compensation	Issuer
FOR		4. Approval of amendment restated certificate of incorporation to lower stock ownership threshold for shareholders to request a special meeting	Issuer
AGAINST		5. Requesting reports on effects of food waste	Security Holder
AGAINST		6. Requesting a report on the customer use of certain technologies	Security Holder
AGAINST		7. Requesting a report on potential customer misue of certain technologies	Security Holder
AGAINST		8. Requesting a report on efforts to restrict certain products	Security Holder
AGAINST		9. Requesting a mandatory independent board chair policy	Security Holder
AGAINST		10. Requesting an alternative report on gender/racial pay	Security Holder
AGAINST		11. Requesting report on certain community impacts	Security Holder
AGAINST		12. Requesting a report on viewer discrimination	Security Holder
AGAINST		13. Requesting a report on promotion data	Security Holder
AGAINST		14. Requesting an additional reduction in threshold for calling special shareholder meetings	Security Holder
AGAINST		15. Requesting specific supply chain report format	Security Holder
AGAINST		16. Requesting addition reporting on lobbying	Security Holder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Kristina Nelson
Kristina Nelson, President (principal executive officer)

Date:          8/17/2020

* Print the name and title of each signing officer under his or her signature.